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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended:     9/30/1999
                                                         -------------------
       Check here if Amendment [   ]:  Amendment Number:
                                                          -------------------

                       This Amendment (Check only one):
                         [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 LONGVIEW MANAGEMENT GROUP, LLC
                      ----------------------------------------------------------
Address:              222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
                      ----------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Form 13F File Number 28- 4651
                         -------------------------------------------------------

                    The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:                 Richard Boberg
                      ----------------------------------------------------------
Title:                Vice President
                      ----------------------------------------------------------
Phone:                312-236-6300
                      ----------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Richard Boberg
--------------------------------------------------------------------------------
(Signature)

Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)

October 21, 1999
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

Form 13F File Number 28-
                        --------------------------------------------------------
Name
             -------------------------------------------------------------------
(Repeat as necessary.)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Manager:
              None
              ------------------------------------------------------------------

Form 13F Information Table Entry Total:
              74
              ------------------------------------------------------------------
Form 13F Information Table Value Total:
              $          51,409 (thousands)
              -----------------

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY
                                 WITH THE SEC.

List of Other Included Managers:

                                    Provide a numbered list of the name(s) and
                               Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.           None
              ------------------------------------------------------------------
Form 13F File Number 28-
                         -------------------------------------------------------
Name
              ------------------------------------------------------------------
(Repeat as necessary.)

                               13F HOLDINGS REPORT

                                     9/30/99

                           Item 1:              Item 2:          Item 3:         Item 4:              Item 5:

                           NAME OF              TITLE OF         CUSIP             FAIR              SHARES OR
                           ISSUER                CLASS           NUMBER        MARKET VALUE       PRINCIPLE AMOUNT

AT & T CORP                                      Stock          001957109               234                  5,386 SH
ASA LTD                                          Stock          002050102                17                    800 SH
ABBOTT LABORATORIES                              Stock          002824100               381                 10,389 SH
AETNA INC                                        Stock          008117103             1,132                 22,977 SH
ALBERTSONS INC                                   Stock          013104104                33                    824 SH
ALLIED SIGNAL                                    Stock          019512102               219                  3,649 SH
ALLSTATE CORPORATION                             Stock          020002101                84                  3,382 SH
APPLIED MATERIALS INC                            Stock          038222105               836                 10,766 SH
ARMSTRONG WORLD INDUS                            Stock          042476101                36                    800 SH
BANK ONE CORP.                                   Stock          06423A103            17,257                495,727 SH
BAUSCH & LOMB INC.                               Stock          071707103                60                    907 SH
BAXTER INTERNATIONAL                             Stock          071813109               134                  2,227 SH
BLACK & DECKER MFG CO                            Stock          091797100                55                  1,200 SH
BOEING CO                                        Stock          097023105             1,000                 23,451 SH
BURLINGTON NTHRN SANTA FE                        Stock          12189T104               948                 34,489 SH
CATELLUS DEVELOPMENT CORP                        Stock          149111106                49                  4,196 SH
CERIDIAN CORP                                    Stock          15677T106                50                  2,000 SH
CHASE MANHATTAN CORP NEW                         Stock          16161A108                88                  1,170 SH
COMPAQ COMPUTER CORP                             Stock          204493100               295                 12,884 SH
COMPUTER ASSOC INTL                              Stock          204912109             1,033                 16,902 SH
DIAL CORP NEW                                    Stock          25247D101                46                  1,800 SH
DUKE ENERGY CORP.                                Stock          264399106                91                  1,649 SH
DUN & BRADSTREET (NEW)                           Stock          26483B106                78                  2,600 SH
EMERSON ELECTRIC                                 Stock          291011104             5,852                 92,614 SH
FED HOME LOAN MTG CORP                           Stock          313400301               381                  7,323 SH
FANNIE MAE                                       Stock          313586109             1,611                 25,699 SH
FINOVA GROUP INC                                 Stock          317928109                33                    900 SH
FIRST DATA CORP                                  Stock          319963104                88                  2,000 SH
FORD MOTOR CO                                    Stock          345370100                41                    824 SH
GENERAL DYNAMICS                                 Stock          369550108               908                 14,537 SH
GENERAL ELECTRIC                                 Stock          369604103             1,052                  8,874 SH
HELLER FINANCIAL INC                             Stock          423328103               113                  5,000 SH
HEWLETT PACKARD CO                               Stock          428236103             1,392                 15,344 SH
HILTON HOTELS                                    Stock          432848109             1,913                193,709 SH
HOST MARRIOTT CORP NEW                           Stock          44107P104                60                  6,278 SH
IMATION CORPORATION                              Stock          45245A107               118                  3,800 SH
INTEL CORP                                       Stock          458140100             2,703                 36,372 SH
JOHNSON AND JOHNSON                              Stock          478160104               914                  9,948 SH
KNIGHT RIDDER INC                                Stock          499040103                88                  1,600 SH
LEE ENTERPRISES                                  Stock          523768109                60                  2,200 SH
LILLY ELI & CO.                                  Stock          532457108                76                  1,188 SH
LUCENT TECHNOLOGIES INC                          Stock          549463107               252                  3,879 SH
MAYTAG CORP                                      Stock          578592107             1,150                 34,527 SH
MCCORMICK & CO INC N VTG                         Stock          579780206                73                  2,200 SH
MELLON BANK CORP                                 Stock          585509102                40                  1,200 SH
MERCK & CO                                       Stock          589331107               750                 11,566 SH
J.P. MORGAN                                      Stock          616880100               254                  2,224 SH
MORGAN STANLEY, DEAN WITTER & CO.                Stock          617445448                57                    643 SH
OCEAN ENERGY INC TEXAS                           Stock          674812201                71                  7,005 SH
PARK PLACE ENTERTAINMENT CORP.                   Stock          700690100             2,421                193,709 SH
J.C. PENNEY INC.                                 Stock          708160106               129                  3,741 SH
PHILLIP MORRIS COS.                              Stock          718154107               623                 18,226 SH
PITNEY BOWES INC                                 Stock          724479100               341                  5,600 SH
PLACER DOME INC                                  Stock          725906101                 0                     20 SH
PROCTER & GAMBLE                                 Stock          742718109               186                  1,985 SH
PROVIDIAN FINANCIAL CORP.                        Stock          74406A102                74                    931 SH
R.H. DONNELLEY CORP. NEW                         Stock          74955W307                 8                    440 SH
RALSTON PURINA GROUP                             Stock          751277302                67                  2,400 SH
SBC COMMUNICATIONS                               Stock          78387G103                84                  1,649 SH
SARA LEE CORP                                    Stock          803111103                34                  1,438 SH
SCHLUMBERGER LTD                                 Stock          806857108               752                 12,068 SH
SEAGRAM COMPANY LTD                              Stock          811850106                90                  1,978 SH
SEARS ROEBUCK & CO                               Stock          812387108                57                  1,824 SH
SOUTHERN COMPANY                                 Stock          842587107                56                  2,180 SH
SUPERVALU INC.                                   Stock          868536103                36                  1,649 SH
TEXTRON 2.08 CV PFD A                            Stock          883203200               277                    824 SH
TOSCO CORP                                       Stock          891490302                17                    678 SH
U S INDUSTRIES, INC (NEW)                        Stock          912080108                57                  3,600 SH
UNIV HEALTH SERV CLASS B                         Stock          913903100                23                    907 SH
VIAD CORP                                        Stock          92552R109                53                  1,800 SH
VODAFONE AIRTOUCH PLC APONS ADR                  Stock          92857T107             1,535                  6,456 SH
WARNER LAMBERT COMPANY                           Stock          934488107               197                  2,968 SH
WASHINGTON MUTUAL INC.                           Stock          939322103                41                  1,400 SH
WEATHERFORD INTERNATIONAL INC                    Stock          947074100                45                  1,400 SH

TOTAL                                                                                51,409              1,421,500

           Item 1:                           Item 6:                          Item 7:                       Item 8:
                                         Investment Discr                                               Voting Authority
           NAME OF
           ISSUER                 SOLE       SHARED           OTHER           MANAGERS         SOLE          SHARED        NONE
AT & T CORP                        X                                          Longview          5,386
ASA LTD                            X                                          Longview            800
ABBOTT LABORATORIES                X                                          Longview         10,389
AETNA INC                          X                                          Longview         22,977
ALBERTSONS INC                     X                                          Longview            824
ALLIED SIGNAL                      X                                          Longview          3,649
ALLSTATE CORPORATION               X                                          Longview          3,382
APPLIED MATERIALS INC              X                                          Longview         10,766
ARMSTRONG WORLD INDUS              X                                          Longview            800
BANK ONE CORP.                     X                                          Longview        495,727
BAUSCH & LOMB INC.                 X                                          Longview            907
BAXTER INTERNATIONAL               X                                          Longview          2,227
BLACK & DECKER MFG CO              X                                          Longview          1,200
BOEING CO                          X                                          Longview         23,451
BURLINGTON NTHRN SANTA FE          X                                          Longview         34,489
CATELLUS DEVELOPMENT CORP          X                                          Longview          4,196
CERIDIAN CORP                      X                                          Longview          2,000
CHASE MANHATTAN CORP NEW           X                                          Longview          1,170
COMPAQ COMPUTER CORP               X                                          Longview         12,884
COMPUTER ASSOC INTL                X                                          Longview         16,902
DIAL CORP NEW                      X                                          Longview          1,800
DUKE ENERGY CORP.                  X                                          Longview          1,649
DUN & BRADSTREET (NEW)             X                                          Longview          2,600
EMERSON ELECTRIC                   X                                          Longview         92,614
FED HOME LOAN MTG CORP             X                                          Longview          7,323
FANNIE MAE                         X                                          Longview         25,699
FINOVA GROUP INC                   X                                          Longview            900
FIRST DATA CORP                    X                                          Longview          2,000
FORD MOTOR CO                      X                                          Longview            824
GENERAL DYNAMICS                   X                                          Longview         14,537
GENERAL ELECTRIC                   X                                          Longview          8,874
HELLER FINANCIAL INC               X                                          Longview          5,000
HEWLETT PACKARD CO                 X                                          Longview         15,344
HILTON HOTELS                      X                                          Longview        193,709
HOST MARRIOTT CORP NEW             X                                          Longview          6,278
IMATION CORPORATION                X                                          Longview          3,800
INTEL CORP                         X                                          Longview         36,372
JOHNSON AND JOHNSON                X                                          Longview          9,948
KNIGHT RIDDER INC                  X                                          Longview          1,600
LEE ENTERPRISES                    X                                          Longview          2,200
LILLY ELI & CO.                    X                                          Longview          1,188
LUCENT TECHNOLOGIES INC            X                                          Longview          3,879
MAYTAG CORP                        X                                          Longview         34,527
MCCORMICK & CO INC N VTG           X                                          Longview          2,200
MELLON BANK CORP                   X                                          Longview          1,200
MERCK & CO                         X                                          Longview         11,566
J.P. MORGAN                        X                                          Longview          2,224
MORGAN STANLEY, DEAN WITTER & CO.  X                                          Longview            643
OCEAN ENERGY INC TEXAS             X                                          Longview          7,005
PARK PLACE ENTERTAINMENT CORP.     X                                          Longview        193,709
J.C. PENNEY INC.                   X                                          Longview          3,741
PHILLIP MORRIS COS.                X                                          Longview         18,226
PITNEY BOWES INC                   X                                          Longview          5,600
PLACER DOME INC                    X                                          Longview             20
PROCTER & GAMBLE                   X                                          Longview          1,985
PROVIDIAN FINANCIAL CORP.          X                                          Longview            931
R.H. DONNELLEY CORP. NEW           X                                          Longview            440
RALSTON PURINA GROUP               X                                          Longview          2,400
SBC COMMUNICATIONS                 X                                          Longview          1,649
SARA LEE CORP                      X                                          Longview          1,438
SCHLUMBERGER LTD                   X                                          Longview         12,068
SEAGRAM COMPANY LTD                X                                          Longview          1,978
SEARS ROEBUCK & CO                 X                                          Longview          1,824
SOUTHERN COMPANY                   X                                          Longview          2,180
SUPERVALU INC.                     X                                          Longview          1,649
TEXTRON 2.08 CV PFD A              X                                          Longview            824
TOSCO CORP                         X                                          Longview            678
U S INDUSTRIES, INC (NEW)          X                                          Longview          3,600
UNIV HEALTH SERV CLASS B           X                                          Longview            907
VIAD CORP                          X                                          Longview          1,800
VODAFONE AIRTOUCH PLC APONS ADR    X                                          Longview          6,456
WARNER LAMBERT COMPANY             X                                          Longview          2,968
WASHINGTON MUTUAL INC.             X                                          Longview          1,400
WEATHERFORD INTERNATIONAL INC      X                                          Longview          1,400

TOTAL                                                                                       1,421,500

      THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED
                            SEPARATELY WITH THE SEC.